Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - Provident fund [member] - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 61,397	₨ 53,015
Present value of defined benefit obligation	(61,397)	(53,015)
Net (shortfall)/ excess	₨ 0	₨ 0